Significant Accounting Policies (Details) - Schedule of common stock reflected on the balance sheet are reconciled - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Common Stock Reflected on the Balance Sheet are Reconciled [Abstract]
Gross proceeds from IPO		$ 126,500,000
Proceeds allocated to Public Warrants		(10,141,998)
Common stock issuance costs		(8,257,504)
Remeasurement of carrying value to redemption value	$ 1,434,252	20,297,002
Class A common stock subject to possible redemption at redemption value	9,997,947	$ 128,397,500
Common stock redeemed	$ (119,833,806)